Segment Information (Tables)	12 Months Ended
Nov. 30, 2011
Selected Information for Cruise and Tour and Other Segments

Selected information for our Cruise and Tour and Other segments as of and for the years ended November 30 was as follows (in millions):

	Revenues	Operating expenses	Selling and administrative	Depreciation and amortization	Operating income (loss)	Capital expenditures	Total assets
2011
North America Cruise Brands	$8,921	$5,848	$938	$869	$1,266	$1,232	$21,642
EAA Cruise Brands	6,504	4,244	655	579	1,026	1,380	15,626
Cruise Support	90	3	103	31	(47)	68	795
Tour and Other	392	318	21	43	10	16	574	(b)
Intersegment elimination (a)	(114)	(114)	-	-	-	-	-

	$15,793	$10,299	$1,717	$1,522	$2,255	$2,696	$38,637

2010
North America Cruise Brands	$8,379	$5,294	$902	$843	$1,340	$1,082	$21,239
EAA Cruise Brands	5,730	3,572	584	505	1,069	2,260	14,849
Cruise Support	79	14	98	27	(60)	218	802
Tour and Other	403	334	30	41	(2)	19	600	(b)
Intersegment elimination (a)	(122)	(122)	-	-	-	-	-

	$14,469	$9,092	$1,614	$1,416	$2,347	$3,579	$37,490

2009
North America Cruise Brands	$7,815	$4,944	$896	$791	$1,184	$1,474	$21,073
EAA Cruise Brands	5,280	3,215	573	458	1,034	1,823	14,659
Cruise Support	78	12	89	25	(48)	58	593
Tour and Other	427	376	32	35	(16)	25	510	(b)
Intersegment elimination (a)	(140)	(140)	-	-	-	-	-

	$13,460	$8,407	$1,590	$1,309	$2,154	$3,380	$36,835

(a)	A portion of Tour and Other segment revenues include revenues for the cruise portion of a tour, when a cruise is sold along with a land tour package by Holland America Princess Alaska Tours, and shore excursion and port hospitality services provided to cruise guests by this tour company. These intersegment revenues, which are included in full in the cruise brand segments, are eliminated directly against the Tour and Other segment revenues and operating expenses in the line “Intersegment elimination.”

(b)	Tour and Other segment assets primarily include hotels and lodges in the state of Alaska and the Canadian Yukon, motorcoaches used for sightseeing and charters, domed rail cars, which run on the Alaska Railroad, and our owned ships under long-term charter to an unaffiliated entity.

Revenue by Geographic Area, Based on Where Guests are Sourced

Revenues by geographic areas, which are based on where our guests are sourced and not the cruise brands on which they sailed, were as follows (in millions):

	Years Ended November 30,
	2011	2010	2009
North America	$7,835	$7,467	$7,085
Europe	5,961	5,574	5,190
Australia and Asia	1,528	1,063	790
Others	469	365	395

	$15,793	$14,469	$13,460